Deferred Revenue (Details) - Schedule of Deferred Revenue - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Deferred Revenue [Line Items]
Beginning balance	R 395,867	R 326,404
Amounts deferred in current financial year	474,706	353,719
Amounts released to revenue in the current financial year	(382,081)	(304,541)
Translation adjustments	(41,342)	20,285
Ending balance	447,150	395,867
Non-current liabilities	121,302	112,185
Current liabilities	325,848	283,682
Total	R 447,150	R 395,867